Net Loss per Share or Unit - Basic and Diluted - Schedule of Calculation of Basic and Diluted Net Loss Per Share or Unit (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss attributable to common stockholders or unit holders	$ (9,286,436)	$ (1,980,570)	$ (12,165,831)	$ (2,513,975)	$ (5,451,778)	$ (2,125,487)
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - basic	8,142,383	2,909,613	4,430,401	5,861,392	3,012,603	8,521,250
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - diluted	8,142,383	2,909,613	4,430,401	5,861,392	3,012,603	8,521,250
Net loss per share or unit attributable to common stockholders or unit holders-basic	$ (1.14)	$ (0.68)	$ (2.75)	$ (0.43)	$ (1.81)	$ (0.25)
Net loss per share or unit attributable to common stockholders or unit holders-diluted	$ (1.14)	$ (0.68)	$ (2.75)	$ (0.43)	$ (1.81)	$ (0.25)